Report of Independent Registered Public Accounting
Firm

To the Shareholders and Board of Trustees of SPDR(r) Series
Trust,

In planning and performing our audits of the financial statements of SPDR(r) Series Trust (the "Trust") (comprising SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio
Long Term Treasury ETF, SPDR Portfolio Short Term
Corporate Bond ETF, SPDR Portfolio Intermediate Term
Corporate Bond ETF, SPDR Portfolio Long Term Corporate
Bond ETF, SPDR Portfolio Aggregate Bond ETF, SPDR
Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR
Nuveen Bloomberg Barclays Short Term Municipal Bond
ETF, SPDR S&P Kensho Intelligent structures ETF, SPDR
S&P Kensho Smart Mobility ETF,  SPDR S&P Kensho Future
Security ETF, SPDR S&P Kensho New Economies
Composite ETF, SPDR S&P Kensho Clean Power ETF,
SPDR S&P Kensho Final Frontiers ETF, SPDR S&P
Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR
S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration
& Production ETF, SPDR S&P Regional Banking ETF, SPDR
Bloomberg Barclays 1-3 Month T-Bill ETF, SPDR Portfolio
TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF,
SPDR Portfolio Intermediate Term Treasury ETF, SPDR
Portfolio Corporate Bond ETF, SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Portfolio Mortgage Backed
Bond ETF, SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF, SPDR Bloomberg Barclays High Yield
Bond ETF, SPDR Bloomberg Barclays Short Term High
Yield Bond ETF, SPDR Bloomberg Barclays Investment
Grade Floating Rate ETF, SPDR Portfolio High Yield Bond
ETF, SPDR Dow Jones REIT ETF, SPDR Global Dow ETF,
SPDR NYSE Technology ETF, SPDR MSCI USA Strategic
FactorsSM ETF, SPDR Portfolio S&P 500 ETF, SPDR SSGA
US Large Cap Low Volatility Index ETF, SPDR Portfolio
S&P 600 Small Cap ETF, SPDR SSGA US Small Cap Low
Volatility Index ETF, SPDR Portfolio S&P 1500 Composite
Stock Market ETF, SPDR Portfolio S&P 400 Mid Cap ETF,
SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500
Value Tilt ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR
S&P 400 Mid Cap Value ETF, SPDR Portfolio S&P 500
Growth ETF, SPDR Portfolio S&P 500 Value ETF, SPDR
Portfolio S&P 500 High Dividend ETF, SPDR S&P 600 Small
Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR
S&P 600 Small Cap Value ETF, SPDR S&P Biotech ETF,
SPDR S&P Capital Markets ETF, SPDR S&P Dividend ETF,
SPDR S&P Health Care Equipment ETF, SPDR S&P Health
Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P
Metals & Mining ETF, SPDR S&P Oil & Gas Equipment &
Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P
Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P
Software & Services ETF, SPDR S&P Telecom ETF, SPDR
S&P Transportation ETF, SPDR ICE Preferred Securities ETF (formerly SPDR Wells Fargo(r) Preferred Stock ETF), SPDR
S&P 500 Fossil Fuel Reserves Free ETF, SPDR Russell 1000
Low Volatility Focus ETF, SPDR Russell 1000 Momentum
Focus ETF, SPDR Russell 1000(r) Yield Focus ETF, SPDR
FactSet Innovative Technology ETF, SPDR SSGA Gender
Diversity Index ETF, SPDR S&P Internet ETF, SPDR S&P
500 ESG ETF, SPDR Bloomberg Barclays Emerging Markets
USD Bond ETF, SPDR Bloomberg Barclays 3-12 Month T-
Bill ETF, and SPDR Bloomberg SASB Corporate Bond ESG
Select ETF) as of and for the year ended June 30, 2021 in accordance with the standards of the Public Company
Accounting Oversight Board (United States), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinions on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be a material weakness as defined above as of June 30, 2021.

This report is intended solely for the information and use of management and the Board of Trustees of SPDR(r) Series
Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Boston, Massachusetts
August 27, 2021